Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	VZ
Entity Registrant Name	VERIZON COMMUNICATIONS INC
Entity Central Index Key	0000732712